Organization and Business Description (Details) - USD ($)	Oct. 07, 2023	Sep. 30, 2023	Sep. 21, 2023	Sep. 30, 2022	Sep. 24, 2020	Feb. 25, 2020
Zhongjin International Limited [Member]
Organization and Business Description [Line Items]
Equity interest percentage						100.00%
Erhua Med [Member]
Organization and Business Description [Line Items]
Equity interest percentage					100.00%
Consulting fee receivables (in Dollars)		$ 7,713,618		$ 4,501,169
Changzhou Zhongjin [Member]
Organization and Business Description [Line Items]
Equity interest percentage			80.00%
Zhongjin Kangma [Member]
Organization and Business Description [Line Items]
Equity interest percentage			20.00%
Anhui Zhongjin [Member] | Subsequent Event [Member]
Organization and Business Description [Line Items]
Equity interest percentage	100.00%